Schedule H, Line 4i, Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Entity tax identification number	87-0405300
Plan number	001
Outstanding Loan Balance	$ 4,819,519
EBP, Asset Held for Investment	$ 211,066,732
Maximum
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Interest rate	10.25%
Minimum
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Interest rate	4.25%
Investment, Identifier [Axis]: AF EUPAC FUND R6 | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	$ 5,274,493
Investment, Identifier [Axis]: AF NEW WORLD R6 | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	568,929
Investment, Identifier [Axis]: BROKERAGELINK | Various
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	1,931,310
Investment, Identifier [Axis]: CONESTOGA SM CAP IS | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	2,314,587
Investment, Identifier [Axis]: EXTRA SPACE STOCK | Common Stock
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	6,529,194
Investment, Identifier [Axis]: FID 500 INDEX | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	26,647,592
Investment, Identifier [Axis]: FID BALANCED | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	5,716,728
Investment, Identifier [Axis]: FID FDM IDX 2010 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	257,049
Investment, Identifier [Axis]: FID FDM IDX 2015 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	966,342
Investment, Identifier [Axis]: FID FDM IDX 2020 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	1,721,756
Investment, Identifier [Axis]: FID FDM IDX 2025 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	5,606,565
Investment, Identifier [Axis]: FID FDM IDX 2030 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	12,235,619
Investment, Identifier [Axis]: FID FDM IDX 2035 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	13,199,580
Investment, Identifier [Axis]: FID FDM IDX 2040 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	17,569,213
Investment, Identifier [Axis]: FID FDM IDX 2045 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	18,147,172
Investment, Identifier [Axis]: FID FDM IDX 2050 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	18,181,936
Investment, Identifier [Axis]: FID FDM IDX 2055 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	13,826,516
Investment, Identifier [Axis]: FID FDM IDX 2060 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	7,751,360
Investment, Identifier [Axis]: FID FDM IDX 2065 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	3,233,316
Investment, Identifier [Axis]: FID FDM IDX 2070 PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	126,533
Investment, Identifier [Axis]: FID FRDM IDX RET PRM | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	553,456
Investment, Identifier [Axis]: FID GOVT MMKT K6 | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	532
Investment, Identifier [Axis]: FID INTL INDEX | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	2,030,134
Investment, Identifier [Axis]: FID MID CAP IDX | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	1,299,278
Investment, Identifier [Axis]: FID SM CAP IDX | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	3,173,137
Investment, Identifier [Axis]: GG G RETIRE INC F35 | Common Collective Trusts
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	3,058,433
Investment, Identifier [Axis]: J H ENTERPRISE N | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	6,125,930
Investment, Identifier [Axis]: JPM EQUITY INCOME R6 | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	3,962,390
Investment, Identifier [Axis]: JPM LG CAP GROWTH R6 | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	14,542,318
Investment, Identifier [Axis]: PGIM ST CORP BOND R6 | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	949,646
Investment, Identifier [Axis]: PGIM TOT RET BOND U | Common Collective Trusts
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	4,114,625
Investment, Identifier [Axis]: PIM COM REAL RET I | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	453,842
Investment, Identifier [Axis]: PIMCO INCOME INST | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	261,624
Investment, Identifier [Axis]: UM BEHAVIORAL VAL R6 | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	905,370
Investment, Identifier [Axis]: VICTORY S EST VAL R6 | Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	$ 3,010,708